SCHEDULE IV (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Assumed	$ 87.7	$ 99.4	$ 476.5
Ceded	(243.2)	(264.7)	(185.7)
Life Insurance in Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct	56,540.1	59,388.5	61,814.4
Assumed	349.3	374.2	403.5
Ceded	(13,616.9)	(14,800.9)	(16,461.5)
Net	43,272.5	44,961.8	45,756.4
Percentage of assumed to net	0.00%	0.00%	0.00%
Insurance Policy Income [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Direct	2,540.6	2,525.5	2,451.8
Assumed	80.4	92.6	475.5
Ceded	(238.1)	(258.6)	(179.4)
Net	$ 2,382.9	$ 2,359.5	$ 2,747.9
Percentage of assumed to net	3.40%	3.90%	17.30%